Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Foreign currency translation
Balance at beginning of period		$ (2.1)		$ 1.0		$ 1.0		$ 4.7		$ 3.5
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation gain (loss)		1.5		(3.2)		(3.1)		(3.7)		1.2
Balance at end of period		(0.6)		(2.2)		(2.1)		1.0		4.7
Cash flow hedges
Balance at beginning of period		(34.0)		(32.2)		(32.2)		18.3		31.7
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Gains (losses) arising in period		(7.8)		(18.0)		(64.2)		(51.6)		3.5
Income tax expense		0.0		0.0		24.9		0.0		1.3
Gains (losses) arising in period, net of tax		(7.8)		(18.0)		(89.1)		(51.6)		2.2
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)		13.2		17.9		61.4		1.1		(25.2)
Income tax expense		0.0		0.0		(25.9)	[1]	0.0	[1]	(9.6)	[1]
Net amount of reclassification of losses (gains) to net income (loss)		13.2		17.9		87.3		1.1		(15.6)
Total other comprehensive income (loss), (Derivatives Qualifying as Hedges), net of tax		5.4		(0.1)		(1.8)		(50.5)		(13.4)
Balance at end of period		(28.6)		(32.3)		(34.0)		(32.2)		18.3
Unrealized holding gains (losses) on securities
Balance at beginning of period		0.0		0.4		0.4		0.4		0.3
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Unrealized holding gains (losses) arising in period						0.0		0.0		0.2
Income tax expense						0.0		0.0		0.1
Unrealized holding gains (losses) arising in period, net of tax						0.0		0.0		0.1
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	[1]					0.4		0.0		0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax						(0.4)		0.0		0.1
Balance at end of period		0.0		0.4		0.0		0.4		0.4
Pension and OPEB Plans
Balance at beginning of period		(151.1)		(173.6)		(173.6)		300.0		(34.4)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Prior service credit (cost) arising in period						(7.7)		10.9		(6.1)
Gains (losses) arising in period						(60.8)		(422.5)		422.3
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax						(68.5)		(411.6)		416.2
Income tax expense (benefit)	[1]					(26.0)		0.0		50.3
Gains (losses) arising in period, net of tax						(42.5)		(411.6)		365.9
Other Comprehensive Income (Loss), Reclassification Adjustment, Pension and Other Postretirement Benefit Plans, Included in Net Income, before Tax [Abstract]
Reclassification of prior service cost (credits) included in net income (loss)		(13.8)		(15.1)		(60.2)		(68.9)		(76.2)
Reclassification of actuarial (gains) losses included in net income (loss)		5.9		8.2		165.0		6.9		25.3
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax		(7.9)		(6.9)		104.8		(62.0)		(50.9)
Income tax (expense) benefit		0.0		0.0		39.8	[1]	0.0	[1]	(19.4)	[1]
Amount of reclassification to net income (loss), net of tax		(7.9)		(6.9)		65.0		(62.0)		(31.5)
Total other comprehensive income (loss), net of tax		(7.9)		(6.9)		22.5		(473.6)		334.4
Balance at end of period		(159.0)		(180.5)		(151.1)		(173.6)		300.0
Cost of Products Sold [Member] | Other Contract [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	[2]	13.2		17.9
Pension and OPEB Expense (Income) [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment, Pension and Other Postretirement Benefit Plans, Included in Net Income, before Tax [Abstract]
Reclassification of prior service cost (credits) included in net income (loss)		(13.8)	[3]	(15.1)	[3]	(60.2)	[4]	(68.9)	[4]	(76.2)	[4]
Reclassification of actuarial (gains) losses included in net income (loss)		$ 5.9	[3]	$ 8.2	[3]	165.0	[4]	6.9	[4]	25.3	[4]
Commodity Contract [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)						61.4		1.1		(25.2)
Commodity Contract [Member] | Sales [Member] | Hot Roll Carbon Steel Coils [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	[5]					0.0		0.0		(0.4)
Commodity Contract [Member] | Cost of Products Sold [Member] | Other Contract [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	[6]					$ 61.4		$ 1.1		$ (24.8)

[1]	Included in income tax expense (benefit)
[2]	Included in cost of products sold.
[3]	Included in pension and OPEB expense (income).
[4]	Included in pension and OPEB expense (income)
[5]	Included in net sales
[6]	Included in cost of products sold